Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended		4 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2012	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Sep. 04, 2014 USD ($)	Aug. 26, 2014 USD ($)	Sep. 30, 2013 USD ($)
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)					6.4778				6.4778
Internal use software development costs, Amount capitalized			¥ 7,199,000	¥ 13,889,000	$ 3,671,000		¥ 7,199,000	¥ 13,889,000	¥ 23,780,000
Capitalized software costs, Amortization expense					891,000	¥ 5,772,000	8,333,000	1,570,000
Capitalized internal use software development costs, Unamortized amount			9,854,000		$ 4,263,000		9,854,000		¥ 27,619,000
Cash flows estimated growth rate after six years using terminal value					3.00%	3.00%
Discount rate used in the valuations based on weighted average cost of capital					13.00%				13.00%
Discounted cash flow projection period					6 years	6 years
Impairment losses pursuant to the goodwill tests					$ 0	¥ 0	0	0
Impairment loss on long-lived and intangible assets					0	0	0	0
Liabilities measured at fair value on recurring basis			¥ 2,874,204,000		417,943,000		2,874,204,000		¥ 2,707,352,000
Value-added tax rate applicable to 21 Vianet China, 21 Vianet Technology and 21 Vianet Beijing	6.00%	6.00%
Business tax expenses and other surcharges					987,000	6,394,000	25,202,000	59,554,000
Advertising expense					$ 4,069,000	¥ 26,360,000	¥ 19,687,000	¥ 2,664,000
Estimated forfeiture rate for management and non-management employees					1.10%	1.10%	1.66%	0.00%
Share Repurchase Plan, share value							¥ 213,665,000	¥ 59,822,000
American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, shares repurchased (in shares) | shares			1,553,085	586,869	0	0	1,553,085	586,869
Share Repurchase Plan, share value			¥ 213,665,000	¥ 59,822,000
Short-term investments
Significant Accounting Policies [Line Items]
Impairment of investment					$ 0	¥ 0	¥ 0	¥ 0
Long-term investments
Significant Accounting Policies [Line Items]
Impairment of investment					0	¥ 0	¥ 0	¥ 0
Option Three
Significant Accounting Policies [Line Items]
Business tax rate							3.00%
Option Four
Significant Accounting Policies [Line Items]
Business tax rate							5.00%
Bonds
Significant Accounting Policies [Line Items]
Liabilities measured at fair value on recurring basis			2,211,274,000		338,656,000		¥ 2,211,274,000		2,193,744,000
Quoted prices in active markets for identical assets and liabilities (Level 1)
Significant Accounting Policies [Line Items]
Liabilities measured at fair value on recurring basis			2,211,274,000				2,211,274,000		2,193,744,000
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Significant Accounting Policies [Line Items]
Liabilities measured at fair value on recurring basis			¥ 2,211,274,000		$ 338,656,000		¥ 2,211,274,000		¥ 2,193,744,000
Master Services Agreement
Significant Accounting Policies [Line Items]
Master service agreement terms					1 year	1 year
Maximum
Significant Accounting Policies [Line Items]
Cash equivalent maturity period					90 days	90 days
Short-term investment maturity period					365 days	365 days
Maximum | American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, value | $										$ 100,000,000	$ 5,000,000	$ 10,000,000
Minimum
Significant Accounting Policies [Line Items]
Short-term investment maturity period					90 days	90 days
Minimum | Capital Leases
Significant Accounting Policies [Line Items]
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life					75.00%	75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property					90.00%	90.00%